Registration No. 33-7339
                811-4757
             SECURITIES AND EXCHANGE COMMISSION
                   Washington D.C.  20549

                          Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
X

     Pre-Effective Amendment No.


     Post-Effective Amendment No.
    21


REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
X

     Amendment No.          22


      SMITH BARNEY NATURAL RESOURCES FUND INC.
      (Exact name of Registrant as Specified in Charter)

       388 Greenwich Street, New York, New York, 10013
    (Address of Principal Executive Offices)  (Zip Code)

     Registrant's Telephone Number, including Area Code
                       (212) 723-9218

                     Christina T. Sydor
                          Secretary

      Smith Barney Natural Resources Fund Inc.
       388 Greenwich Street, New York, New York 10013
           (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:


__X_ immediately upon filing pursuant to Rule 485(b)
____ on February 20, 1997 pursuant to Rule 485(b)
____ 60 days after filing pursuant to Rule 485(a)
___  on __________1997 pursuant to Rule 485(a)

____________________________________________________________


The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended.  Registrant's Rule 24f-2
Notice for the
fiscal year ended October 31, 1996 was filed on December
27, 1996 as Accession Number 0000091155-96-000569.


          SMITH BARNEY NATURAL RESOURCES FUND INC.

                         FORM  N-1A

                    CROSS REFERENCE SHEET

                   PURSUANT TO RULE 495(a)

Part A Item No.               Prospectus Caption

1. Cover Page                  Cover Page

2. Synopsis                      Prospectus Summary

3. Financial Highlights    Financial Highlights

4. General Description of     Cover Page; Prospectus
    Registrant                        Summary; Investment Objective
                                            and Management Policies;
                                            Additional Information

5. Management of the Fund     Management of the Fund; The
                                               Fund's Expenses;
Additional
                                               Information

6. Capital Stock and Other     Investment Objective and
     Securities                          Management Policies;
                                              Dividends, Distributions
and
                                              Taxes; Additional
Information

7. Purchase of Securities         Purchase of Shares; Valuation
    Being Offered                     of Shares; Redemption of
                                               Shares; Exchange
Privilege;
                                               Distributor; Minimum
Account
                                               Size; Additional
Information

8. Redemption or Repurchase  Redemption of Shares;
                                               Purchase of Shares;
Exchange
                                               Privilege

9. Legal Proceedings               Not Applicable


Part B Item No.                       Statement of Additional

                                               Information Caption

10.  Cover Page                      Cover Page

11.  Table of Contents             Contents

12.  General Information         Distributor; Additional
       and Distributor                 Information

13.  Investment Objectives       Investment Objective and
       and Policies                      Management Policies

14.  Management of the          Management of the Fund;
       Fund 		     Distributor

15.  Control Persons and        Management of the Fund
       Principal Holders of
       Securities

16.  Investment Advisory         Management of the Fund;
      and Other Services            Distributor

17.  Brokerage Allocation        Investment Objective and
			      Management Policies;
       			      Distributor

18.  Capital Stock and other    Purchase of Shares;
       Securities                         Redemption of Shares; Taxes

19.  Purchase, Redemption      Purchase of Shares;
       and Pricing of Securities  Redemption of Shares;
       Being Offered                  Valuation of Shares; Exchange
                                               Privilege; Distributor

20.  Tax Status                        Taxes

21.  Underwriters                    Distributor

22.  Calculation of                   Performance Data
       Performance Data

23.  Financial Statement          Financial Statements


SMITH BARNEY NATURAL RESOURCES FUND INC.
		PART A

                                                                    SMITH BARNEY
                                                                         Natural
                                                                       Resources
                                                                            Fund
                                                                            Inc.

                                                          FEBRUARY 20, 1997

                                                   PROSPECTUS BEGINS ON PAGE ONE



P R O S P E C T U S

[LOGO OF SMITH BARNEY MUTUAL FUNDS APPEARS HERE]

PROSPECTUS                                              FEBRUARY 20, 1997

Smith Barney

Natural Resources Fund Inc.
388 Greenwich Street
New York, New York 10013
(212) 723-9218

 Smith Barney Natural Resources Fund Inc. (the "Fund") is a mutual fund that seeks long-term capital appreciation by investing primarily in "Natural Resource Investments." Natural Resource Investments are defined as equity and debt securities of issuers which: (1) own or process natural resources, such as precious metals, other minerals, water, timberland, agricultural commodi-ties and forest products; (2) own or produce sources of energy such as oil, natural gas, coal, uranium, geothermal, oil shale and biomass; (3) participate in the exploration and development, transportation, distribution and/or processing of natural resources; (4) own or control oil, gas, or other mineral leases, rights or royalties; (5) provide related services or supplies, such as drilling, well servicing, chemicals, parts and equipment; (6) develop or par-ticipate in energy-efficient technologies; and (7) are involved in the upgrad-ing or processing of raw commodities into intermediate products. The Fund may also invest in gold bullion and gold coins. A company is considered a Natural Resource Investment when it derives at least 50% of its total revenue from a business or activity described above.

 This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

 Additional information about the Fund is contained in a Statement of Addi-tional Information dated February 20, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS
A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   14
-------------------------------------------------
VALUATION OF SHARES                            24
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             25
-------------------------------------------------
PURCHASE OF SHARES                             26
-------------------------------------------------
EXCHANGE PRIVILEGE                             36
-------------------------------------------------
REDEMPTION OF SHARES                           39
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           42
-------------------------------------------------
PERFORMANCE                                    42
-------------------------------------------------
MANAGEMENT OF THE FUND                         43
-------------------------------------------------
ADDITIONAL INFORMATION                         44
-------------------------------------------------

--------------------------------------------------------------------------------

   No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY
The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management investment company that seeks long-term capital appreciation by investing primarily in Natural Resource Investments. Although the Fund invests primarily in Natural Resource Investments, it may invest in companies not in the natural resource area, gold bullion and gold coins, investment grade corporate debt securities, U.S. Government securities and, for cash management purposes, money market instruments. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B

Dividend Shares") will be converted at that time. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Class C shares, which when combined with current holdings of shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any serv-ice or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemp-tions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund made through the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or

Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes of shares is $25. The minimum investment requirements for pur-chases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Invest-ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."


REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE FUND Smith Barney Mutual Funds Management Inc. ("SBMFM"), a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), serves as the Fund's investment manager. Holdings is a wholly owned subsidiary of Trav-elers Group Inc. ("Travelers"), a diversified financial services holding com-pany engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services.

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually. Dividends from net investment income are generally paid on the last Friday of each calendar month to shareholders of record as of three business days prior thereto. Distributions of net realized capital gains, if any, are paid annual-ly. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."


RISK FACTORS AND SPECIAL CONSIDERATIONS No assurance can be given that the Fund will achieve its investment objective. The Fund's investments may be sub-ject to greater risk and market fluctuation than a fund that invests in secu-rities representing a broader range of investment alternatives. Historically, stock prices of companies involved in natural resources industries have been volatile. The Fund's policy of investing in securities of foreign issuers also presents certain risks not present in domestic investments. The Fund may invest in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities but involve greater volatility of prices and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Therefore, an investment in the Fund should not be considered as a complete investment pro-gram and may not be appropriate for all investors. See "Investment Objective and Management Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

                                               CLASS A CLASS B CLASS C CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       5.00%   None    None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
      is lower)                                 None*   5.00%   1.00%   None
------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                             0.75%   0.75%   0.75%   0.75%
    12b-1 fees**                                0.25    1.00    1.00    None
    Other expenses***                           0.62    0.54    0.50    0.62
------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                 1.62%   2.29%   2.25%   1.37%
------------------------------------------------------------------------------

  * Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

*** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by the Class A shares because no Class Y shares had been acquired as of October 31, 1996.

  Class A shares of the Fund purchased through the Smith Barney AssetOne Pro-gram will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please contact a Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B and Class C shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Class, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A                                    $66     $99    $134     $233
    Class B                                     73     102     133      246
    Class C                                     33      70     120      258
    Class Y                                     14      43      75      165
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A                                    $66     $99    $134     $233
    Class B                                     23      72     123      246
    Class C                                     23      70     120      258
    Class Y                                     14      43      75      165
------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS
THAN
THOSE SHOWN.

FINANCIAL HIGHLIGHTS

 The following information for the two year period ended October 31, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated October 31, 1996. The follow-ing information for the fiscal years ending October 31, 1987 through October 31, 1994 has been audited by other auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by refer-ence into the Statement of Additional Information. No information is presented for Class Y shares since no Class Y shares were outstanding for the periods shown.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
YEAR:

                                 FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                 --------------------------------------------
CLASS A SHARES                   1996(1)   1995      1994     1993     1992
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
YEAR                              $16.50   $21.44    $18.89  $13.27    $13.93
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income (loss)       0.08    (0.23)*   (0.06)  (0.02)    (0.10)
 Net realized and unrealized
 gains (loss)                       6.37    (4.71)     2.61    5.64     (0.47)
-------------------------------------------------------------------------------
Total Income From Operations        6.45    (4.94)     2.55    5.62     (0.57)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income               --       --        --       --     (0.06)
 Capital                             --       --        --       --     (0.03)
 Net realized gains                  --       --        --       --       --
-------------------------------------------------------------------------------
Total Distributions                  --       --        --       --     (0.09)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR      $22.95   $16.50    $21.44  $18.89    $13.27
-------------------------------------------------------------------------------
TOTAL RETURN                       39.09%  (23.04)%   13.50%  42.35%    (4.09)%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)   $50,521  $27,884   $41,370  $20,097  $14,138
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(3)                            1.62%    1.99%     1.81%   2.17%     2.85%
Net investment income (loss)        0.15    (1.46)    (0.34)  (0.14)    (0.76)
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE              120%      40%       50%     108%      58%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS(2)    $0.02    $0.02       --       --       --
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

(3) Annualized expense ratio before waiver of fees by investment adviser and administrator was 2.28% and 1.86% for the year ended October 31, 1993 and for the period ended October 31, 1987, respectively

 * Includes realized gains and losses from foreign currency transactions.

                                FOR THE FISCAL YEARS ENDED OCTOBER 31,
                               ---------------------------------------------
                                1991     1990      1989     1988     1987(1)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR                           $13.63   $16.96    $16.43   $18.58    $15.20
-------------------------------------------------------------------------------
INCOME (LOSS) FROM
OPERATIONS:
 Net investment income
 (loss)(2)                        0.16     0.11      0.15     0.03     (0.09)**
 Net realized and unrealized
 gains (loss)                     0.14    (3.12)     0.38    (1.28)     3.47
-------------------------------------------------------------------------------
Total Income (Loss) From
Operations                        0.30    (3.01)     0.53    (1.25)     3.38
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income             --     (0.21)      --       --        --
 Capital                           --     (0.11)      --       --        --
 Net realized gains                --       --        --     (0.90)      --
-------------------------------------------------------------------------------
Total Distributions                --     (0.32)     0.00    (0.90)     0.00
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    $13.93   $13.63    $16.96   $16.43    $18.58
-------------------------------------------------------------------------------
TOTAL RETURN                      2.20%  (18.18)%    3.23%   (7.56)%   22.24%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(000S)                         $17,167  $22,350   $34,590  $49,029   $69,195
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(3)                       2.24%    2.44%     2.35%    1.78%     1.76%+
Net investment income (loss)      0.97     0.69      0.88     0.27     (0.60)+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE             63%      61%       25%      30%       22%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY
 TRANSACTIONS(4)                   --       --        --       --        --
-------------------------------------------------------------------------------

 (1) The Fund commenced operations on November 24, 1986. On November 6, 1992, the Fund commenced selling Class B shares. Those shares in existence prior to November 6, 1992 were designated as Class A shares.

 (2) Net investment loss before waiver of fees by investment adviser and sub-investment adviser for the year ended October 31, 1993 and for the period ended October 31, 1987 was $(0.04) and $(0.10), respectively.

 (3) Annualized expense ratio before waiver of fees by investment adviser and administrator was 2.28% and 1.86% for the year ended October 31, 1993 and for the period ended October 31, 1987, respectively.

 (4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
   + Annualized.


   ++Total return is not annualized, as it may not be representative of the total return for the year.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
YEAR:

                                      FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                ---------------------------------------------
CLASS B SHARES                   1996(1)     1995        1994      1993(2)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
YEAR                              $16.15  $   21.14   $   18.75  $   13.35
------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment loss               (0.09)     (0.22)*     (0.33)     (0.15)
 Net realized and unrealized
 gain (loss)                        6.26      (4.77)       2.72       5.55
------------------------------------------------------------------------------
Total Income (Loss) From
Operations                          6.17      (4.99)       2.39       5.40
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                --         --          --         --
------------------------------------------------------------------------------
Total Distributions                   --         --          --         --
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR      $22.32  $   16.15   $   21.14  $   18.75
------------------------------------------------------------------------------
TOTAL RETURN                       38.20%    (23.60)%     12.75%     40.45%++
------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)   $73,969  $  25,747   $  37,704  $  40,895
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                           2.29%      2.62%       2.54%      2.98%+
 Net investment loss               (0.83)     (2.11)      (1.06)     (0.96)+
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE              120%        40%         50%       108%
------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY
  TRANSACTIONS(3)                  $0.02      $0.02          --         --
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.

(2) For the period from November 6, 1992 (inception date) to October 31, 1993.


(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 *  Includes realized gains and losses from foreign currency transactions.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
YEAR:

                                         FOR THE FISCAL
                                           YEARS ENDED
                                           OCTOBER 31,
                                         ----------------
CLASS C SHARES                           1996(1)  1995(2)
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $16.16   $20.63
------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income (loss)             (0.05)    (0.29)*
 Net realized and unrealized gain (loss)   6.21    (4.18)
------------------------------------------------------------
Total Income (Loss) From Operations        6.16    (4.47)
------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                       --       --
------------------------------------------------------------
Total Distributions                          --       --
------------------------------------------------------------
NET ASSET VALUE, END OF YEAR             $22.32   $16.16
------------------------------------------------------------
TOTAL RETURN                              38.12%  (21.67)%++
------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)           $7,602     $572
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                  2.25%    2.69%+
 Net investment loss                      (0.21)   (1.97)+
------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     120%      40%
------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID
 ON EQUITY TRANSACTIONS(3)                $0.02    $0.02
------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.

(2) For the period from November 7, 1994 (inception date) to October 31, 1995.

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 *  Includes realized gains and losses from foreign currency transactions.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
  The investment objective of the Fund is to seek long-term capital apprecia-tion by investing primarily in Natural Resource Investments. Generating cur-rent income is not a primary part of the Fund's investment objective. The Fund's objective may not be changed without approval of a majority of the Fund's outstanding shares. Because the securities in which the Fund invests may involve risks not associated with more traditional investments, an invest-ment in the Fund, by itself, should not be considered a balanced investment program. There is no guarantee that the Fund will achieve its investment objective.

  Under normal market conditions, the Fund will invest at least 65% of its assets in Natural Resource Investments. Up to 35% of the Fund's assets may be invested in companies not in the natural resources area, corporate debt secu-rities, U.S. Government securities and, for cash management purposes, money market instruments. For temporary defensive purposes, the Fund may invest in excess of 35% in money market instruments.

  The Fund may utilize up to 10% of its assets to purchase put options on securities owned by the Fund and up to an additional 10% of its assets to pur-chase call options on securities the Fund may acquire in the future. The Fund may purchase only put options that are traded on a regulated exchange. The Fund may purchase and write put and call options on domestic and foreign stock indexes to hedge against risks of market-wide movements affecting that portion of its assets invested in the country whose stocks are subject to the hedges.

  The composition of the Fund's portfolio will vary depending on the determi-nation of SBMFM of how best to achieve long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Debt securities the Fund may acquire include bonds, notes and debentures of companies and governments. The Fund may invest in debt securities when SBMFM believes they will enhance the Fund's ability to achieve long-term capital appreciation. The Fund may invest in fixed-income securities that are rated as low as B by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, are deemed by SBMFM to be of comparable quality. The medium- and low-er-rated securities in which the Fund may invest, some of which have specula-tive characteristics, may be subject to greater market fluctuation and greater risk of loss of income or principal than higher-rated securities. See "Risk Factors and Special Considerations" below. A description of the corporate bond and commercial paper rating systems of Moody's and S&P is contained in the Statement of Additional Information.

  Because issuers of Natural Resource Investments often are located outside the United States, a significant portion of the Fund's investments may consist of securities of foreign issuers. The percentage of assets invested in partic-ular countries or regions will change from time to time in accordance with the judgment of the

Fund's investment manager, which may be based on, among other things, consid-eration of the political stability and economic outlook of these countries or regions.

 RISK FACTORS AND SPECIAL CONSIDERATIONS

  The Fund intends to invest at least 65% of its assets in Natural Resource Investments. As a result of this concentration policy, which is a fundamental policy of the Fund, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives. Historically, stock prices of compa-nies involved in natural resource-related industries have been volatile.

  Foreign Securities. The Fund's policy of investing in securities of foreign issuers also presents certain risks not present in domestic investments. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Economic, political and social conditions prevailing in these countries may have a significant effect on the success of the Fund. Moreover, securities of many foreign companies may be less liquid and their prices more volatile that those of securities of comparable domestic companies. In addition, the possibility exists in certain foreign countries of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, expenses relating to foreign custody, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

  Because the Fund may invest in securities denominated or quoted in curren-cies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Fund and the unrealized apprecia-tion or depreciation of investments. To protect against uncertainty concerning changes in exchange rates, the Fund may enter into forward currency exchange transactions. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities.

  Lower-Rated Securities. The Fund may invest in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of secu-rities held by the Fund, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

  While the market values of medium- and lower-rated securities and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate devel-opments and changes in economic conditions than higher-rated securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-er-rated securities and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an eco-nomic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the pay-ment of principal or interest on its portfolio holdings. In addition, the mar-kets in which medium- and lower-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate market quo-tations for purposes of valuing securities and calculating net asset value and
(b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for some medium- and lower-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

  Fixed-income securities, including medium- and lower-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

  Securities which are rated Ba by Moody's or BB by S&P have speculative char-acteristics with respect to capacity to pay interest and repay principal. Secu-rities which are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small.

  In light of these risks, SBMFM, in evaluating the creditworthiness of an issuer, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensi-tivity to economic conditions and trends, the operating history of and the com-munity support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

 ADDITIONAL INVESTMENTS

  Money Market Instruments. The Fund may hold up to 20% of the value of its assets in cash and invest in short-term instruments, and it may hold cash and short-term instruments without limitation when SBMFM determines that it is appropriate to maintain a temporary defensive posture. Short-term instruments in which the Fund may invest include: (a) obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities ("U.S. government securities") (including repurchase agree-ments with respect to such securities); (b) bank obligations (including certif-icates of deposit, time deposits and bankers' acceptances of domestic or for-eign banks, domestic savings and loan associations and similar institutions);
(c) floating rate securities and other instruments denominated in U.S. dollars issued by international development agencies, banks and other financial insti-tutions, governments and their agencies or instrumentalities and corporations located in countries that are members of the Organization for Foreign Coopera-tion and Development; and (d) commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories.

  U.S. Government Securities. U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury, obligations issued by U.S. government agencies and instrumentalities, including instruments that are supported by the full faith and credit of the United States; instru-ments that are supported by the right of the issuer to borrow from the United States Treasury; and instruments that are supported solely by the credit of the instrumentality.

 CERTAIN INVESTMENT GUIDELINES

  Up to 15% of the assets of the Fund may be invested in securities with con-tractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing in more than seven calen-dar days and (c) new and early stage companies whose securities are not pub-licly traded. In addition, the Fund may invest up to 5% of its assets in war-rants and up to 5% of its assets in the securities of issuers which directly or through a parent or affiliated company have been in continuous operation for less than three years. The Fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 10% of its total assets, and may pledge its assets in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the Fund's total assets the Fund will not make any additional investments. Except for the limitations on bor-rowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Directors. A complete list of investment restrictions that the Fund has adopted identifying restrictions that cannot be changed without the approval of the majority of the Fund's outstanding shares is contained in the Statement of Additional Information.

 CERTAIN PORTFOLIO STRATEGIES

  In attempting to achieve its investment objective, the Fund may employ, among others, the following portfolio strategies:

  Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions on U.S. government securities with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be moni-tored on an ongoing basis by SBMFM to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities dur-ing the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements in order to evaluate poten-tial risks.

  Lending of Portfolio Securities. The Fund has the ability to lend securities from its portfolio to unaffiliated brokers, dealers and other financial orga-nizations. Such loans, if and when made, may not exceed 20% of the Fund's total assets, taken at value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value (determined by marking to market daily) of the loaned securities. The risks in lending portfolio securities, as with other exten-sions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

  Short Sales Against the Box. The Fund may make short sales of common stock if, at all times when a short position is open, the Fund owns the stock or owns preferred stock or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Fund. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with its custodian; not more than 10% of the Fund's net assets (taken at current value) may be held as collateral for such sales at any one time. The extent to which the Fund may make short sales of common stock may be lim-ited by the requirements contained in the Code, for qualification as a regu-lated investment company. See "Dividends, Distributions and Taxes."

  Writing Options. The Fund may from time to time write covered put and call options on securities in its portfolio. The Fund will realize a fee (referred to as a "premium") when it writes an option. The Fund will only write covered put and call options, which means that for so long as the Fund remains obli-gated as the writer of the option it will, in the case of a call option, con-tinue to own the underlying security and, in the case of a put option, main-tain an amount of cash or permissible securities in a segregated account equal to the exercise price of the option. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option has the right to compel the Fund to pur-chase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

  Upon the exercise of a put option, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option. The Fund ordi-narily will write only covered put and call options for which a secondary mar-ket exists on a national securities exchange or in the over-the-counter market.

  In order to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the option's expiration), the Fund may engage in a closing purchase transaction. The Fund will incur a loss if the cost of the closing purchase transaction, plus transaction costs, exceeds the premium received upon writing the original option. To effect a closing purchase transaction, the Fund would purchase, prior to the exercise of an option that it has written, an option of the same series as that on which it desires to terminate its obligation. There can be no assurance that the Fund will be able to effect a closing purchase transaction at a time when it wishes to do so. The obligation of the Fund to purchase or deliver securities, respec-tively, upon the exercise of a covered put or call option which it has written terminates upon the effectuation of a closing purchase transaction.


  Purchasing Put and Call Options on Securities. The Fund may utilize up to 10% of its assets to purchase put options on securities owned by the Fund and up to an additional 10% of its assets to purchase call options on securities which the Fund may acquire in the future. The Fund may purchase only put options that are traded on a regulated exchange. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may purchase call options on a security it intends to purchase in the future to avoid the additional cost that would result from a substantial increase in the market price of the security. Prior to their expiration, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options it has pur-chased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Stock Index Futures. The Fund may enter into futures contracts on domestic and foreign stock indexes. A stock index measures the movement of a certain group of stocks by assigning relative values to the stocks included in the index. Examples of domestic stock indexes are the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index, and examples of foreign stock indexes are the Canadian Market Portfolio Index (Montreal Stock Exchange), the Financial Times--Stock Exchange 100 (International Stock Exchange) and the Toronto Stock Exchange Composite 300 (Toronto Stock Exchange). The Fund will not enter into stock index futures contracts for spec-ulation and will only enter into futures contracts that are traded on exchanges designated by the Commodity Futures Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

  When the Fund enters into a futures contract to purchase, an amount of cash, U.S. government securities or other high grade debt securities, equal to the market value of the contract, will be deposited in a segregated account with the Fund's custodian to collaterize the position, thereby insuring that the use of the contract is unleveraged.

  The Fund may lose the expected benefit of these futures transactions and may incur losses if the prices of the underlying commodities move in an unantici-pated manner. In addition, changes in the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures is subject to the Fund's investment adviser's ability to predict correctly movements in the direction of the securities markets generally, which ability may require dif-ferent skills and techniques than predicting changes in the prices of individ-ual securities. Moreover, futures contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, the Fund may not be able to close a futures position without incurring a loss in the event of adverse price movements.

  Stock Index Options. The Fund may purchase and write put and call options on domestic and foreign stock indexes to hedge against risks of market-wide price movements affecting that portion of its assets invested in the country whose stocks are subject to the hedge. Options on stock indexes are similar to options on securities. Because no underlying security can be delivered, howev-er, the option represents the holder's right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.

Options on foreign stock indexes are similar to options on domestic stock indexes. Like domestic stock index options, foreign stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. Unlike domestic stock index options, for-eign stock index options carry risks associated with investing in foreign securities, as described above. The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund's stock investments and the sensitivity of its stock investments to factors influencing the underlying index. The effective-ness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund's securities investments correlate with price movements in the stock index selected. In addition, successful use by the Fund of options will be subject to the ability of SBMFM to predict correctly movements in the direction of the underlying index.

  When the Fund writes an option on a stock index, it will establish a segre-gated account with The Chase Manhattan Bank, N.A. ("Chase"), the Fund's custo-dian, or with a foreign subcustodian with which the Fund will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option, and will maintain the account while the option is open.

  Gold Futures Contracts and Related Options. If SBMFM determines it would be advantageous to do so, the Fund may, for hedging purposes, utilize its assets as initial margin and premiums on futures contracts and options on those con-tracts. The Fund may enter into futures contracts for the purchase and sale of gold, purchase put and call options on those futures contracts and write call options on those futures contracts. Use of these strategies may provide a defense against a decline in the value of the Fund's assets in a period of anticipated price weakness. The Fund will only enter into futures contracts that are traded on a regulated domestic or foreign commodities exchange and will purchase or write options on gold futures only on a regulated domestic or foreign exchange approved for such purpose by the CFTC. Currently, gold futures and options thereon are traded primarily on the Commodity Exchange of New York ("COMEX"), the Chicago Mercantile Exchange and the Chicago Board of Trade; the Fund expects to trade futures and related options primarily on COMEX. When the Fund enters into long futures and options positions (futures contracts to purchase gold and call options purchased or put options written by the Fund), an amount of cash and cash equivalents equal to the underlying commodities value of the contracts will be deposited and maintained in a seg-regated account with the Fund's custodian to collateralize the positions, thereby insuring that the use of the contract is unleveraged.

  A gold futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of gold at a specified price, date, time and place. The Fund may enter into futures contracts to sell gold when SBMFM believes that the value of its gold and gold-related securities will decrease. The Fund may enter into futures contracts to purchase gold when SBMFM antici-pates purchasing gold or gold-related securities and believes that prices will rise before the purchases will be made. The use of gold futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the gold underlying the futures contracts, on the one hand, and price movements in the assets that are subject of the hedge, on the other hand. Positions in gold futures contracts and related options may be closed out only through an exchange on which the contract or option was entered into and there can be no assurance that an active market will exist for a particular contract at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

  An option on a gold futures contract, as contrasted with the direct invest-ment in such a contract, gives the purchaser the right, in return for the pre-mium paid, to assume a position in a gold futures contract at a specified exer-cise price at any time prior to the expiration date of the option. Upon exer-cise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accu-mulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transactions costs), and there are no daily cash payments to reflect changes in the value of the underlying contract. The value of the option, how-ever, does change daily and that change would be reflected in the net asset value of the Fund.

  Currency Exchange Transactions. The Fund may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward contracts to purchase or sell curren-cies. The Fund's dealings in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. In hedg-ing specific portfolio positions, the Fund may enter into a forward currency contract with respect to either the currency in which the positions are denomi-nated or another currency deemed appropriate by SBMFM. A forward currency con-tract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the con-tract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their cus-tomers. Although such transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. To assure that the Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate with its custodian or subcustodians cash or readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these con-tracts.

  Securities of Developing Countries. A developing country is generally consid-ered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open for business by dividing the value of the Fund's net assets attributable to each Class by the total num-ber of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Board of Directors. A security that is primarily traded on a domestic or foreign exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean between the bid and ask price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing val-ues of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates. Over-the-counter securities and securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market for which no sale was reported on that date are valued at the mean between the bid and ask price. An option is gener-ally valued at the last sale price or, in the absence of a last sale price, the last offer price. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortiza-tion to maturity of any discount or premium, regardless of the effect of fluc-tuating interest rates on the market value of the instrument. Further informa-tion regarding the Fund's valuation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute its investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordi-nary income or capital gains and expects to pay any additional dividends and distributions necessary to avoid the application of this tax.

  The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the serv-ice fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The Fund has qualified and intends to continue to qualify each year as a reg-ulated investment company under Subchapter M of the Code. Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distri-butions are received in cash or reinvested in additional Fund shares. Distribu-tions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of

Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Fed-eral dividends-received deduction for corporations.

  Dividends or other income received by the Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes and share-holders may be entitled to claim a credit or deduction for foreign taxes paid in calculating their United States income tax, subject to certain limitations. If eligible, the Fund will determine whether to make an election to treat any foreign withholding or other taxes paid by it as paid by its shareholders. In determining whether to make this election, the Fund will take into considera-tion such factors as the amount of foreign taxes paid and the administrative costs associated with making the election. If the election is made, sharehold-ers of the Fund would be required to include their respective pro rata portions of such foreign taxes in computing their taxable income and would then gener-ally be entitled to credit such amounts against their United States income taxes due, if any, or to include such amounts in their itemized deductions, if any. For any year for which it makes such an election, the Fund will report to its shareholders (shortly after the close of its fiscal year) the amount per share of such foreign taxes that must be included in the shareholder's gross income and will be available as a credit or deduction. Because the foreign taxes incurred by the Fund for the fiscal year ended October 31, 1996 were immaterial, no election was made.

  Statements as to the tax status of each shareholder's dividends and distribu-tions are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors regarding specific questions as to the Fed-eral and local tax consequences of investing in the Fund.

PURCHASE OF SHARES


 GENERAL

  The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000 (except for pur-chases of Class Y shares by Smith Barney Concert Series Inc., for which there is no minimum pur chase amount). See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to pur-chase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the sell-ing group, except for investors purchasing shares of the Fund through a quali-fied retirement plan who may do so directly through the Transfer Agent. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Sub-sequent investments of at least $50 may be made for all Classes. For partici-pants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B, Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the min-imum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to pur-chase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's Transfer Agent. Share certificates are issued only upon a shareholder's writ-ten request to the Transfer Agent.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day, pro-vided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized through pre-authorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic addi-tions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                                               DEALERS'
  AMOUNT OF           SALES CHARGE AS % SALES CHARGE AS %  REALLOWANCE AS %
  INVESTMENT          OF OFFERING PRICE OF AMOUNT INVESTED OF OFFERING PRICE
----------------------------------------------------------------------------
  Less than $25,000         5.00%              5.26%             4.50%
  $ 25,000 - 49,999         4.00               4.17              3.60
    50,000 - 99,999         3.50               3.63              3.15
   100,000 - 249,999        3.00               3.09              2.70
   250,000 - 499,999        2.00               2.04              1.80
   500,000 and over           *                 *                  *
----------------------------------------------------------------------------

* Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege."

 INITIAL SALES CHARGE WAIVERS


  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); or a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Deal-ers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the pur-chase of Class A shares is made with the proceeds of the redemption of shares of mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Smith Barney Mutual Fund that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption;
(e) accounts managed by registered investment advisory subsidiaries of Travel-ers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discon-tinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent appli-cation.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the Fund within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact the Transfer Agent or a Smith Barney Financial Consultant for further informa-tion.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares, which when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed $500,000 in the aggregate.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gains distributions;
(c) with respect
to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There also will be converted at that time such propor-tion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney Shearson Short-Term World Income Fund (the "Short-Term World Income Fund") on July 15, 1994 and who sub-sequently exchanged those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

  The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount real-ized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a share-holder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemp-tion.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Programs. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participat-ing ("Participating Plans") in these programs.

  The Fund offers to Participating Plans Class A and Class C shares as invest-ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Par-ticipating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) Program, whether opened before or after June 21, 1996 that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribu-tion fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Par-ticipating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum invest-ment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME

 Growth Funds

    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Special Equities Fund

 Growth and Income Funds

    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Equity Income Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Strategic Investors Fund
    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds

   **Smith Barney Adjustable Rate Government Income Fund
     Smith Barney Diversified Strategic Income Fund


   ++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Portfolio
     Smith Barney Funds, Inc.--U.S. Government Securities Portfolio
     Smith Barney Government Securities Fund
     Smith Barney High Income Fund
     Smith Barney Investment Grade Bond Fund
     Smith Barney Managed Governments Fund Inc.

 Tax-Exempt Funds

     Smith Barney Arizona Municipal Fund Inc.
     Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund

     Smith Barney Managed Municipals Fund Inc.
     Smith Barney Massachusetts Municipals Fund

     Smith Barney Muni Funds--Florida Portfolio
     Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio

     Smith Barney Muni Funds--National Portfolio
     Smith Barney Muni Funds--New York Portfolio

     Smith Barney Muni Funds--Pennsylvania Portfolio
     Smith Barney New Jersey Municipals Fund Inc.
     Smith Barney Oregon Municipals Fund
     Smith Barney Tax-Exempt Income Fund

 International Funds

     Smith Barney World Funds, Inc.--Emerging Markets Portfolio
     Smith Barney World Funds, Inc.--European Portfolio
     Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Series Inc.

     Smith Barney Concert Series Inc.--Balanced Portfolio

     Smith Barney Concert Series Inc.--Conservative Portfolio

     Smith Barney Concert Series Inc.--Growth Portfolio

     Smith Barney Concert Series Inc.--High Growth Portfolio

     Smith Barney Concert Series Inc.--Income Portfolio

 Money Market Funds

    +Smith Barney Exchange Reserve Fund
   ++Smith Barney Money Funds, Inc.--Cash Portfolio
   ++Smith Barney Money Funds, Inc.--Government Portfolio
   **Smith Barney Money Funds, Inc.--Retirement Portfolio
   ++Smith Barney Municipal Money Market Fund, Inc.
   ++Smith Barney Muni Funds--California Money Market Portfolio
   ++Smith Barney Muni Funds--New York Money Market Portfolio
-------------------------------------------------------------------------------
 *Available for exchange with Class A, Class C and Class Y shares of the Fund. **Available for exchange with Class A shares of the Fund.
 +Available for exchange with Class B and Class C shares of the Fund.

++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) and ExecChoice(TM) Programs may exchange those shares for Class C shares of this fund.

  Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income Fund on July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interest of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to sus-pending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual Funds ordinary available, which position the shareholder would be expected to main-tain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's Transfer Agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permit-ted under the Investment Company Act of 1940, as amended ("1940 Act"), in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will bene-fit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Natural Resources Fund Inc.
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 9134
  Boston, Massachusetts 02205-9134

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Transfer Agent together with the redemption request. Any signature appearing on a share certificate, stock power or a writ-ten redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption request of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional sup-porting documents for redemptions made by corporations, executors, administra-tors, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM FOR SHAREHOLDERS WHO DO NOT
HAVE A
 SMITH BARNEY BROKERAGE ACCOUNT

  Certain shareholders may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the Transfer Agent at (800) 451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a signature guarantee, that will be provided by the Transfer Agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling the Transfer Agent at (800) 451-2010. Such request may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares
(i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must com-plete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the fund being acquired is identical to the registra-tion of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at (800) 451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for the following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time follow-ing at least seven (7) days prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the share-holder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, howev-er, will not redeem shares based solely on market reductions in net asset val-ue. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


 TOTAL RETURN

  From time to time, the Fund may include its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a speci-fied period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. or similar independent services that monitor the per-formance of mutual funds or other industry publications.

MANAGEMENT OF THE FUND

 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with its distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

 INVESTMENT MANAGER--SBMFM

  SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment manager pursuant to an investment advisory agreement dated as of December 18, 1995. SBMFM (through predecessor entities) has been in the investment counseling business since 1968 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of January 31, 1996, in excess of $80 bil-lion.

  Subject to the supervision and direction of the Fund's Board of Directors, SBMFM manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, employs professional portfolio managers and securities analysts who provide research services to the Fund and oversees all aspects of the Fund's administration. For investment management services rendered, the Fund pays SBMFM a monthly fee at the annual rate of 0.75% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  John G. Goode, President and Chief Executive Officer of Davis Skaggs Invest-ment Management, a division of SBMFM, and David Stadlin, Investment Officer of the Fund, manage the day-to-day operations of the Fund, including making all investment decisions.

  Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended October 31, 1996 is included in the Annual Report dated October 31, 1996. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the

1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to the distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses pri-marily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to poten-tial investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribu-tion of shares; interest and/or carrying charges; and indirect and other over-head costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Direc-tors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Fund was incorporated on July 16, 1986, under the laws of the State of Maryland, and is registered with the SEC as a diversified, open-end management investment company. The Fund offers shares of common stock currently classified into four Classes, A, B, C and Y, with a par value of $.001 per share. Each Class of shares has the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privi-lege of each Class; and (g) the conversion feature of the Class B shares. The Fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different

Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  Chase, located at 4 Chase MetroTech Center, Brooklyn, New York, 11245, acts as the Fund's custodian.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class. Gen-erally, shares of the Fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one or more of the Classes.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mail-ing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mail-ing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the Transfer Agent.

                                                                   SMITH BARNEY
                                                                   ------------
                                               A Member of TravelersGroup (ART)



                                                                   SMITH BARNEY
                                                                        NATURAL
                                                                      RESOURCES
                                                                           FUND
                                                                           INC.

                                   388 Greenwich Street New York, New York 10013

                                                              FD 0224 02/97



SMITH BARNEY NATURAL RESOURCES FUND INC.
		PART B

Smith Barney
Natural Resources Fund Inc.
388 Greenwich Street
New York, New York 10013
(212) 723-9218

Statement of Additional Information
February 20, 1997

	This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Smith Barney Natural Resources Fund Inc. (the "Fund") dated February 20, 1997, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from any Smith Barney Financial Consultant, or by writing or calling the Fund at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

CONTENTS

For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional Information, except where shown below:

Management of the Fund
 1

Investment Objective and Management Policies
 5

Purchase of Shares
14

Redemption of Shares
15

Distributor.
15

Valuation of Shares
17

Exchange Privilege
17

Performance Data (See in the Prospectus "Performance")
18

Taxes (See in the Prospectus "Dividends, Distributions and
Taxes")
20

Additional Information
23

Financial Statements
23

Appendix
24


MANAGEMENT OF THE FUND

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are the following:

Name
Service

Smith Barney Inc. ("Smith
Barney")......................
Distributor




Smith Barney Mutual Funds
Management Inc.
("SBMFM").....................
 ............................

Investment Adviser




The Chase Manhattan Bank N.A.
("Chase").....................
 ................................

Custodian




First Data Investor Services Group,
Inc.
("First Data")
 ...................................
 ...........

Transfer Agent


These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional
Information.

Directors and Executive Officers of the Fund

The Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

	Herbert Barg, Director (age 73). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

	Alfred J. Bianchetti, Director (age 74). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 17466.

	Martin Brody, Director (age 75). Vice Chairman of the Board of Restaurant Associates Industries, Corp.; a Director of Jaclyn, Inc. His address is HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey, 07932.

	Dwight B. Crane, Director (age 59). Professor, Graduate School of Business Administration, Harvard University; a Director of Peer Review Analysis, Inc. His address is Harvard University Graduate School of Business Administration, Boston, Massachusetts 02163.

	Burt N. Dorsett, Director (age 66). Managing Partner of Dorsett McCabe Management, Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 45 Rockefeller Plaza, Suite 2570, New York, New York 10111.

	Elliot S. Jaffe, Director (age 70). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

	Stephen E. Kaufman, Director (age 64). Attorney. His address is 277 Park Avenue, New York, New York 10017.

	Joseph J. McCann, Director (age 66). Financial Consultant; formerly Vice President of Ryan Homes, Inc., Pittsburgh, Pennsylvania. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

	Heath B. McLendon, Chairman of the Board and Investment Officer (age 63). Managing Director of Smith Barney, Chairman of Smith Barney Strategy Advisers Inc. and President of SBMFM; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"); Vice Chairman of Asset Management Division of Shearson Lehman Brothers; Mr. McLendon is Chairman of the Board of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Cornelius C. Rose, Jr., Director (age 63). Chairman of the Board, Cornelius C. Rose Associates, Inc., financial consultants; and Chairman of Performance Learning Systems, an educational consultant. His address is P.O. Box 355, Fair Oaks, Enfield, New Hampshire 03748.

	James J. Crisona, Director Emeritus (age 89). Attorney; formerly Justice of the Supreme Court of the State of New York. His address is 118 East 60th Street, New York, New York 10022.

	Jessica M. Bibliowicz, President (age 37). Executive Vice President of Smith Barney; prior to 1994, Director of Sales and Marketing for Prudential Mutual Funds; prior to 1990, First Vice President, Asset Management Division of Shearson Lehman Brothers. Ms. Bibliowicz serves as President of 40 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

	Lewis E. Daidone, Senior Vice President and Treasurer (age 39). Managing Director of Smith Barney; Chief Financial Officer of the Smith Barney Mutual Funds; and Director and Senior Vice President of SBMFM; prior to January, 1990, Senior Vice President and Chief Financial Officer of Cortland Financial Group, Inc. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	John G. Goode, Vice President and Investment Officer (age 52). Chairman and Chief Investment Officer of Davis Skaggs Investment
Management ("Davis Skaggs"), a division of SBMFM; Managing Director of Smith Barney. His address is 1 Sansome Street, 36th Floor, San
Francisco, California 94104.

	David A. Stadlin, Vice President and Investment Officer (age 32). Portfolio Manager/Research Analyst of Davis Skaggs; Vice President of Smith Barney. His address is 1 Sansome Street, 36th Floor, San
Francisco, California 94104.

	Christina T. Sydor, Secretary (age 46). Managing Director of Smith Barney and Secretary of SBMFM. Ms. Sydor serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

	Each Director also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith Barney serves as distributor. As of January 17, 1997, Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund.

	No director, officer or employee of Smith Barney or any parent or subsidiary receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not a director, officer or employee of Smith Barney or any of its affiliates a fee of $2,000 per annum plus $1,000 per in-person meeting and $100 per telephonic meeting. Each Director Emeritus who is not a director, officer or employee of Smith Barney or any of its affiliates receives a fee of $1,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All Directors are reimbursed for travel and out-of-pocket expenses to attend meetings of the Board.

	For the fiscal year ended October 31, 1996, the Directors of the Fund were paid the following compensation:



Director(*)

Aggregate Compensation
from the Fund
Aggregate Compensation
from Smith Barney
Mutual Funds**

Herbert Barg (18)
$3,550
$105,175

Alfred J. Bianchetti
(13)
3,550
51,500

Martin Brody (21)
3,350
125,886

Dwight B. Crane (24)
3,550
140,375

Burt N. Dorsett
(13)****
3,550
47,400

Elliot Jaffe (13)
3,550
51,100

Stephen Kaufman (15)
3,550
93,236

Joseph J. McCann (13)
3,550
52,700

Heath B. McLendon (41)
----
----

Cornelius C. Rose, Jr.
(13)
3,650
51,400

James J. Crisona
(12)***
1,225
20,575


  (*)	Number of director/trusteeships held with other Smith Barney
Mutual Funds.
  **	Reflects compensation paid during the calendar year ended December
31, 1996
 ***	Mr. Crisona is a Director emeritus and as such may attend meetings but has no voting rights.
****Deferred all or some of his compensation from the Fund for both 1995 and 1996 calendar years


Investment Manager--SBMFM

	SBMFM serves as investment manager to the Fund pursuant to a written agreement (the "Management Agreement"), which was first approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund or SBMFM (the "Independent Directors"), on September 26, 1995 and by shareholders on December 18, 1995 and most recently approved by the Board of Directors, including a majority of the Independent Directors, on July 17, 1996. SBMFM pays the salary of any officer and employee who is employed by both it and the Fund. The services provided by SBMFM under the Management Agreement are described in the Prospectus under "Management of the Fund." SBMFM bears all expenses in connection with the performance of its services. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Travelers Group Inc. ("Travelers").

	As compensation for investment management services provided pursuant the Management Agreement, the Fund pays SBMFM a fee computed daily and paid monthly at the annual rate of 0.75% of the value of the Fund's average daily net assets. Prior to SBMFM, for the period from June 21, 1994 through December 19, 1995, Smith Barney Strategy Advisers Inc. ("SBSA") and Lehman Brothers Global Assets Management Limited ("LBGAM") served as the Fund's investment adviser and sub-investment adviser, respectively. Prior to June 20, 1994, LBGAM served as the Fund's investment adviser. For the period from November 1, 1993 through June 20, 1994, the Fund paid LBGAM $376,967 in investment advisory fees. For the period from June 21, 1994 through October 31, 1994 and the fiscal year ended October 31, 1995, the Fund paid SBSA $216,106 and $505,253, respectively, in investment advisory fees. For the fiscal year ended October 31, 1996, the Fund paid SBSA and its successor, SBMFM, $763,626 in the aggregate.

	Prior to entering into the Management Agreement, SBMFM served as administrator to the Fund pursuant to a written agreement dated April 20, 1994 (the "Administration Agreement"), which was most recently approved by the Fund's Board of Directors including a majority of the Independent Directors, on July 19, 1995. SBMFM paid the salary of any officer and employee who was employed by both it and the Fund and bore all expenses in connection with the performance of its services. As compensation for administrative services rendered to the Fund, SBMFM received a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the period from April 20, 1994 through October 31, 1994 and for the fiscal year ended October 31, 1995, the Fund paid SBMFM $158,152 and $134,734, respectively, in administration fees.

	Prior to April 20, 1994, Boston Company Advisors, Inc. ("Boston Advisors") served as the Fund's administrator and received a fee computed daily and paid monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the period November 1, 1993 to April 19, 1994, Boston Advisors received $59,580, in administration fees.

	The Fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Smith Barney or SBMFM; Securities and Exchange Commission ("SEC") fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; and costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders, cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Directors of the Fund.

	SBMFM has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees paid under the Management Agreement, but excluding interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, SBMFM will, to the extent required by law, reduce its management fees by the amount of such excess expense. Such a fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation applicable to the Fund would require SBMFM to reduce its fees in any year that such expenses exceed 2.5% of the first $30 million of average net assets, 2.0% of the next
$70 million of average net assets and 1.5% of the remaining average net assets. No fee reductions were required for the 1994, 1995 and 1996 fiscal years.

Counsel and Auditors

	Willkie Farr & Gallagher serves as counsel to the Fund. The Independent Directors of the Fund have selected Stroock & Stroock & Lavan LLP, as their counsel.

	KPMG Peat Marwick LLP, independent auditors, 345 Park Avenue, New York, New York 10154, serve as auditors of the Fund and render an opinion on the Fund's financial statements annually.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. The following discussion supplements the description of the Fund's investment objective and management policies in the Prospectus.

	United States Government Securities. United States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities"). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

	U.S. government securities include not only direct obligations of the United States Treasury, but also include securities issued or guaranteed by the Federal Housing Administration, Federal Financing
Bank, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, Resolution Trust
Corporation, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund will invest in obligations issued by such an instrumentality only if SBMFM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

	Lending of Portfolio Securities. As stated in the Prospectus, the Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, will not exceed 20% of the Fund's total assets. The Fund may not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney, and which is acting as a "finder." In lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities or letters of credit from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be gained from such loans would justify the risk.

	Options on Securities. The Fund may engage in the writing of covered put and call options and may enter into closing transactions. The Fund also may purchase put and call options on securities.

	The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

	Options written by the Fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when SBMFM expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when SBMFM expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when SBMFM expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

	So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underling security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") and of the securities exchange on which the option is written.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Fund expects to purchase not only call or put options issued by the Clearing Corporation, but also options in the domestic and foreign over-the-counter markets. The Fund expects to write options only on U.S. securities exchanges, except that it may write options on U.S. government securities in the over-the-counter market.

	The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the Fund initially paid for the original option plus the related transaction costs.

	Although the Fund generally will purchase or write only those options for which SBMFM believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered inadequate certain of the facilities of the Clearing Corporation and securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

	Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of SBMFM and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

	In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

	Stock Index Options. The Fund may purchase and write put and call options on domestic stock indexes listed on domestic securities exchanges and, subject to applicable state securities regulations, on foreign stock indexes listed on foreign securities exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

	Options on stock indexes are similar to options on securities except that the delivery requirements are different. Instead of giving the right to take or make delivery of a security at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in U.S. dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the payment received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

	The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the Fund's securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the particular stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the ability of SBMFM to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

	The Fund will engage in stock index options transactions only when determined by SBMFM to be consistent with the Fund's effort to control risk. There can be no assurance that the use of these portfolio strategies will be successful. When the Fund writes an option on a stock index, the Fund will establish a segregated account with Chase, or with a sub-custodian for the Fund, in an amount equal to the market value of the option and will maintain the account while the option is open.

	Futures Contracts on Gold and Related Options. The Fund's purpose in entering into a gold futures contract or a related option is to mitigate the effects of fluctuations in the price of gold without necessarily buying gold or other portfolio assets. For example, if the Fund expects gold prices to increase, the Fund might purchase gold futures contracts in anticipation of the future purchase of gold or gold-related securities. Such a purchase would have much the same effect as the Fund's buying gold. If gold prices increase as anticipated, the value of the gold futures contracts would increase at approximately the same rate.

	No consideration is paid or received by the Fund upon the purchase of a gold futures contract. Initially, the Fund will be required to deposit with a broker an amount of cash or cash equivalents, such as U.S. government securities or high grade debt obligations. This amount, known as initial margin, is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the gold futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as maintenance margin, to and from broker, will be made daily as the price of the gold bullion underlying the futures contract fluctuates, making the positions in the futures contract more or less valuable, a process known as "marking-to-market." Because the value of an option on a futures contract is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

	There are several risks in connection with the use of gold futures contracts and related options as hedging devices. Successful use of gold futures contracts and related options by the Fund is subject to the ability of SBMFM to predict correctly movements in the price of gold and other factors affecting markets for gold. These predictions involve skills and techniques that are different from those generally involved in the management of the Fund. In addition, there can be no assurance that there will be a correlation between movements in the price of gold futures contracts or an option on a gold futures contract and movements in the price of the hedged assets. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in the price of gold or the hedged securities.

	At any time prior to the expiration of a gold futures contract or an option on a gold futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). Although the Fund intends to purchase gold futures contracts and related options only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts or options at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that gold futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of gold futures positions and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of maintenance margin, and an increase, if any, in the value of the portion of the portfolio being hedged may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the assets being hedged will, in fact, correlate with the price movements in a gold futures contract or an option thereon and thus provide an offset to losses on the futures contract or option.

	If the Fund has hedged against the possibility of a change in the price of gold adversely affecting the value of its assets and prices move in a direction opposite to that which was anticipated, the Fund will probably lose part or all of the benefit of the increased value of the assets hedged because of offsetting losses in its futures positions. In addition, in such a situation, if the Fund has insufficient cash, it might have to sell assets to meet daily maintenance margin requirements at a time when it would be disadvantageous to do so. These sales of assets could, but will not necessarily, be at increased prices which reflect the change in the value of gold.

	The ability of the Fund to trade in gold futures contracts and related options may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes."

	Currency Transactions. The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio securities positions denominated or quoted in the currency. The Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward contract) into that particular currency. If the Fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided such covering contract is itself covered by one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the Fund cash or readily marketable securities in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract and not otherwise covered. In the case of transaction hedging, any securities placed in the account must be liquid debt securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

	At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

	The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase.

	If a devaluation of a currency is generally anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level that it anticipates. The Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

Investment Restrictions

	The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 8 below are fundamental policies that cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, defined as the lesser of (a) 67% of the shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by a vote of the Board of Directors at any time.

The investment policies adopted by the Fund prohibit it from:

1. With respect to 75% of the value of its total assets, investing more than 5% of its total assets in securities of any one issuer, except securities issued or guaranteed by the United States government, or purchase more than 10% of the outstanding voting securities of such issuer.

2. Issuing senior securities as defined in the 1940 Act and any rules and orders thereunder, except insofar as the Fund may be deemed to have issued senior securities by reason of: (a) borrowing money or purchasing securities on a when-issued or delayed-delivery basis; (b) purchasing or selling futures contracts and options on futures contracts and other similar instruments; and (c) issuing separate classes of shares.

3. Investing more than 25% of its total assets in securities, the issuers of which are in the same industry (other than in Natural Resource Investments as defined in the Prospectus). For purposes of this limitation, U.S. government securities are not considered to be issued by members of any industry.

4. Borrowing money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

5. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and
(c) loans of its portfolio securities.

6. Engaging in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7. Purchasing or selling commodities or commodity contracts, but this shall not prevent the Fund from: (a) trading in futures contracts and options on futures contracts, or (b) investing in gold bullion and coins or receipts for gold.

8. Purchasing any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or selling any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization or acquisition of assets.

10. Purchasing restricted securities, illiquid securities or other securities which are not readily marketable if more than 15% of the total assets of the Fund would be invested in such securities. For purposes of this limitation, (a) repurchase agreements providing for settlement in more than seven days after notice by the Fund and (b) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

11. Purchasing any security if as a result the Fund would then have more than 5% of its total assets (taken at current value) invested in securities of issuers which directly or through a parent or affiliated company have had ongoing operations for fewer than three years. For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.

12. Making investments for the purpose of exercising control or management.

13. Purchasing or retaining securities of any company if, to the knowledge of the Fund, any of the Fund's officers and Directors or any officer or director of SBMFM individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

14. Investing in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets, of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized domestic or foreign stock exchange to the extent permitted by applicable state securities laws.

15. Engaging in the purchase or sale of put, call, straddle or spread options or in the writing of such options other than (a) purchasing and writing put and call options on securities and stock indexes, (b) entering into closing purchase transactions with respect to such options, (c) purchasing put and call options on gold, purchasing gold futures contracts and writing covered call options on gold, or (d) upon 60 days' notice given to its shareholders, (i) writing put and other call options on gold or (ii) entering into other hedging transactions involving futures contracts and related options, including gold futures contracts.

	Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in those practices would require Board approval and appropriate disclosure to investors. If any percentage limitation is complied with at the time of an investment, a later increase or decrease resulting from a change in values or assets will not constitute a violation of that limitation. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above such as those regarding oil and mineral leases and real estate limited partnerships. For example, the Board of Directors has adopted a policy, which may be changed without shareholder approval, that the Fund may not purchase the security of any issuer (other than U.S. government securities) if, as a result, with respect to 100% of the Fund's total assets, more than 5% of the Fund's assets would be invested in the securities of such issuer. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

Portfolio Turnover

	While the Fund does not intend to trade in securities for short-term profits, securities may be sold without regard to the length of time they have been held by the Fund when warranted by the circumstances. The Fund cannot accurately predict its annual rate of portfolio turnover (that is, the lesser of purchases or sales of portfolio securities for the year divided by the monthly average value of portfolio securities for the year); however, it is anticipated that the annual turnover rate generally will not exceed 100%. Under certain market conditions, the Fund may experience increased portfolio turnover as a result of its options activities. For instance, the exercise of a substantial number of options on stock indexes written by the Fund (due to appreciation of the underlying index in the case of call options or depreciation of the underlying index in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once during a period of one year. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. The portfolio turnover rates for the 1995 and 1996 fiscal years were 40% and 120%, respectively.



Portfolio Transactions

	Most of the purchases and sales of securities for the Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. Decisions to buy and sell securities for the Fund are made by SBMFM, which also is responsible for placing these transactions, subject to the overall review of the Board of Directors. Although investment decisions for the Fund are made independently from those of the other accounts managed by SBMFM, investments of the type the Fund may make also may be made by those other accounts. When the Fund and one or more other accounts managed by SBMFM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBMFM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

	Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions generally are fixed. There is generally no stated commission in the case of securities traded on domestic or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. For the 1994, 1995 and 1996 fiscal years, the Fund paid $287,617, $246,842, and $705,392 respectively, in brokerage commissions.

	In selecting brokers or dealers to execute portfolio transactions on behalf of the Fund, SBMFM seeks the best overall terms available. In assessing the best overall terms available for any transaction, SBMFM will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes SBMFM in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which SBMFM or its affiliates exercise investment discretion.

	The Fund's Board of Directors periodically will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the services received will primarily benefit one or more accounts for which SBMFM or its affiliates exercise investment discretion. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The fee under the Management Agreement is not reduced by reason of the receipt by SBMFM of such brokerage and research services.

	The Fund's Board of Directors has determined that any portfolio transactions for the Fund may be executed through Smith Barney or an affiliate of Smith Barney if, in the judgment of SBMFM, the use of Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Smith Barney charges the Fund a commission rate consistent with those charged by Smith Barney to comparable unaffiliated customers in similar transactions. Similarly, the Fund may execute portfolio transactions in gold futures through an affiliated broker if comparable conditions are satisfied, including that the Fund is charged commissions consistent with those charged for comparable transactions in comparable accounts of the broker's most favored unaffiliated clients. In addition, under rules adopted by the SEC, Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided
(a) the Board of Directors has expressly authorized Smith Barney to effect such transactions and (b) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions. Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the 1994 fiscal year, the Fund paid $2,800, in brokerage commissions to Smith Barney and/or Shearson Lehman Brothers. For the 1995 and 1996 fiscal years, the Fund paid no brokerage commissions to Smith Barney and/or Shearson Lehman Brothers.

	The Fund will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by regulations adopted by the SEC.

PURCHASE OF SHARES

Volume Discounts

	The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act;
(e) tax-exempt organizations enumerated in Sections 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended), purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

	Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser, is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

	The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the Fund is equal to the net asset value per share at the time of purchase plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B or Class C share (or Class A share purchases, including applicable right of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B shares and Class C shares, and of Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.



REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed: (a) for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings); (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable; or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distributions in Kind

	If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 monthly may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered income from an investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time that he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal Plans should be set up with a Smith Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so. Applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

DISTRIBUTOR

	Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a distribution agreement (the "Distribution Agreement") which was most recently approved by the Fund's Board of Directors on July 17, 1996. For the 1994, 1995 and 1996 fiscal years, Smith Barney or its predecessor, Shearson Lehman Brothers, received $93,066, $76,401 and $500,000, respectively, in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the fiscal years ended October 31, 1994, 1995 and 1996, Smith Barney or its predecessor received from shareholders $94,391, $136,462 and $119,000, respectively, in CDSC on the redemption of Class B and Class C shares.

	When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund of the Smith Barney Mutual Funds (other than Smith Barney Exchange Reserve Fund). If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory capacity or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Management and Distribution Agreements for continuance.

	For the fiscal year ended October 31, 1996, Smith Barney incurred distribution expenses totaling approximately $1,958,640 consisting of approximately $81,741 for advertising, $4,824 for printing and mailing of prospectuses, $128,878 for support services, $1,683,165 to Smith Barney Financial Consultants, and $60,032 in accruals for interest on the excess of Smith Barney expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distribution Arrangements

	To compensate Smith Barney for the service it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney a distribution fee with respect to Class B and Class C shares primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class C distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average net assets attributable to the shares of the respective Class.

	For the fiscal year ended October 31, 1995, the Fund incurred $90,913, $76,842 and $663 in service fees for Class A, Class B and Class C shares, respectively. For the fiscal year ended October 31, 1996, the Fund incurred $111,199, $127,817 and $10,684.50 in service fees for Class A, Class B and Class C shares, respectively. In addition, Class B and Class C shares pay a distribution fee primarily intended to compensate Smith Barney for its initial expense of paying its Financial Consultants a commission upon the sale of its Class B and Class C shares. These distribution fees are calculated at the annual rate of 0.75% of the value of the average daily net assets attributable to the respective Class. For the fiscal years ended October 31, 1995 and 1996, the Fund incurred $230,525 and $383,451 for Class B shares, respectively, in distribution fees. For the fiscal years ended October 31, 1995 and October 31, 1996, the Fund incurred $1,989 and $32,053.50, respectively, for Class C shares in distribution fees.

	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class of the Fund at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

	Each Class' net asset value per share is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

	Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

EXCHANGE PRIVILEGE

	Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A shares of any Smith Barney Mutual Fund may be exchanged without a sales charge for Class A shares of any of the other
Smith Barney Mutual Funds.

B. Class B shares of any Smith Barney Mutual Fund may be exchanged without a sales charge for Class B shares of any of the other Smith Barney Mutual Funds. Class B shares of the Fund exchanged for Class B shares of another Smith Barney Mutual Fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class C shares of any Smith Barney Mutual Fund may be exchanged without a sales charge for Class C shares of any of the other Smith Barney Mutual Funds. Class C shares of the Fund exchanged for Class C shares of another Smith Barney Mutual Fund will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	Dealers other than Smith Barney must notify First Data of an investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of the Smith Barney High Income Fund under paragraph B above.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is to be made. Prospectuses may be obtained from a Smith Barney Financial Consultant.

 	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

	From time to time, the Fund may quote total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Average Annual Total Return

	"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

		P (1+T)n = ERV

		Where:  	P	=	a hypothetical initial payment of $1,000.
		             	T	=	average annual total return.
			n 	=	number of years.
			ERV 	=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of the
1-, 5- or 10-year period at the end of the 1-,
5- or 10-year period (or fractional portion
thereof), assuming reinvestment of all
dividends and distributions.

	Class A's average annual total return was as follows for the periods indicated:

32.12% for the one-year period from November 1, 1995 through October
31, 1996.

9.53% per annum during the five-year period from November 1, 1991 through October 31, 1996.

4.42% per annum for the period from commencement of operations
(November 24, 1986) through October 31, 1996.

	Class B's average annual total return was as follows for the periods indicated:

33.20% for the one-year from November 1, 1995 through October 31,
1996; and

13.42% per annum for the period from commencement of operations
(November 6, 1992) through October 31, 1996.

	Average annual total return figures calculated in accordance with the above formula assume that the maximum 5.00% sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical investment. If the maximum 5.00% sales charge had not been deducted at the time of purchase, Class A's average annual total return for the same periods would have been 39.09%, 10.65% and 4.96%, respectively. If the maximum CDSC had not been deducted at the time of purchase, Class B's average annual total return for the same periods would have been 38.20% and 13.76%, respectively.

Aggregate Total Return

	Aggregate total return figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

ERV-P
P

		Where:   P	=	a hypothetical initial payment of $10,000.
			ERV 	=	Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	Class A's aggregate total return was as follows for the periods indicated:

39.09% for the one-year period from November 1, 1995 through October
31, 1996.

65.87% for the five-year period from November 1, 1991 through October
31, 1996.

61.78% for the period from commencement of operations (November 24, 1986) through
October 31, 1996.

	Class B's aggregate total return was as follows for the periods indicated:

33.20% for the one-year period from November 1, 1995 through October
31, 1996.

65.19% per annum from commencement of operations (November 6, 1992) through
October 31, 1996.

	Class C's aggregate total return was as follows for the period indicated:

37.12% for the one-year period from November 1, 1995 through October
31, 1996

8.19% for the period from commencement of operations (November 7, 1994) through
October 31, 1996.

	Class A aggregate total return figures assume that the maximum 5.00% sales charge has not been deducted from the investment at the time of purchase. If the maximum 5.00% sales charge had been deducted at the time of purchase, Class A's aggregate total return for the same periods would have been 32.12%, 57.61% and 53.69%, respectively.

	Class B aggregate total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of purchase. If the maximum 5.00% CDSC had not been deducted at the time of purchase, Class B's aggregate total return for the same periods would have been 38.20% and 67.19%, respectively.

	Class C aggregate total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of purchase. If the maximum 1% CDSC had not been deducted at the time of purchase, Class C's aggregate total return for the same periods would have been 38.12% and 8.19%, respectively.

	Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the portfolio securities.

	It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

TAXES

Tax Status of the Fund

	The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

	The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the Fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income (including for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders. One of several requirements for qualification is that the Fund receives at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities and foreign currencies. Income from investments in gold bullion and gold coins will not qualify as gross income from "securities" for purposes of the 90% test. Therefore, the Fund intends to restrict its investment in gold bullion and gold coins to the extent necessary to meet the 90% test.

	An additional requirement is that the Fund must earn less than 30% of its gross income from the disposition of securities held for less than three months (the "30% Test"). The 30% Test limits the extent to which the Fund may sell stocks, securities, and certain financial instruments or currencies held for less than three months. If the Fund purchases a put option for the purpose of hedging an underlying portfolio security, the acquisition of the option is treated as a short sale of the underlying security unless the option and the security are acquired on the same date. As discussed below, this requirement may also limit investments by the Fund in stock index options. For purposes only of the 30% Test, the Fund's gains or losses from the sale (including open short sales) or other disposition of stock or securities (with the term "securities" defined to include put and call options) held for less than three months ("three-month investments") will be netted against its gain or loss on positions that are part of a "designated hedge" with respect to such three-month investments.

Taxation of the Fund's Investments

	Gain or loss on the sale of securities by the Fund generally will be long-term capital gain or loss if the Fund has held the securities for more than one year. Gain or loss on sales of securities held for not more than one year will be short-term. If the Fund acquires a debt security at a substantial discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent that it reflects accrued market discount.

	Option Transactions. The tax consequences of options transactions entered into by the Fund will vary depending on the nature of the underlying security and whether the "straddle" rules, discussed separately below, apply to the transaction.

	If the Fund purchases a put option on an equity security, convertible debt security or gold or purchases a call option on gold and such a put or call option expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the Fund's holding period for the option. If the Fund exercises such a put option, it will realize a short-term capital gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid and the Fund's tax basis in the underlying securities. No gain or loss will be recognized by the Fund if it exercises a call option.

	The Fund may write a covered call option on gold. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss without regard to any unrealized gain or loss on the underlying gold. Generally, any such gain or loss will be short-term capital gain or loss. If a call option written by the Fund is exercised, the Fund will treat the premium received for writing such call option as additional sales proceeds and will recognize a capital gain or loss from the sale of the underlying gold. Whether the gain or loss will be long-term or short-term will depend on the Fund's holding period for the underlying gold.

	The Code imposes a special "mark-to-market" system for taxing "section 1256 contracts" including certain options on nonconvertible debt securities (including U.S. government securities), options on certain stock indexes, gold futures contracts and certain foreign currency contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked to the market), and the resulting gain or loss will be recognized for tax purposes. Provided that section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and unrealized year-end gain or loss from these investment positions (including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions are actually held by the Fund.

	It is not entirely clear whether mark-to-market gain on instruments held for less than three months at the close of the Fund's taxable year represents a gain on securities held for less than three months for purposes of the 30% Test discussed above. Although a favorable ruling by the Internal Revenue Service on this issue may be forthcoming, pending such a determination, the Fund may have to restrict its fourth quarter transactions in section 1256 contracts.

	Straddles. While the mark-to-market system is limited to section 1256 contracts, the Code contains other rules applicable to transactions which create positions which offset positions in section 1256 or other investment contracts ("straddles"). Straddles are defined to include "offsetting positions" in actively traded personal property. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. Under current law, it is not clear under what circumstances one investment made by the Fund, such as an option contract, would be treated as offsetting another investment also held by the Fund, and, therefore, whether the Fund would be treated as having entered into a straddle. Also, the forward currency contracts entered into by the Fund may result in the creation of straddles for Federal income tax purposes.

	If two (or more) positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain, or to recharacterize short-term loss as long-term loss, in connection with certain straddle transactions. Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss where a new offsetting position is or has been acquired within a prescribed period. To the extent that the straddle rules apply to positions established by the Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted into short-term gains.

	If the Fund chooses to identify particular offsetting positions as being components of a straddle, a realized loss will be recognized, but only upon the liquidation of all of the components of the identified straddle. Special rules apply to the treatment of "mixed" straddles
(that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If the Fund makes certain elections, the section 1256 contract components of such straddles will not be subject to the "60%/40%" mark-to-market rules. If any such election is made, the amount, the nature (as long or short-term) and the timing of the recognition of the Fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.

Taxation of Shareholders

	The portion of the dividends received from the Fund which qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for less than 46 days (91 days for certain preferred stocks). The Fund's holding period will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more positions in substantially similar or related properties. Dividends-received deductions will be allowed only with respect to shares a corporate shareholder has held for at least 46 days within the meaning of the same holding period rules applicable to the Fund.

	If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends must be included in the Fund's gross income as of the later of
(a) the date that such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date that the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

	If a shareholder (a) incurs a sales charge in acquiring or redeeming shares of the Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent that the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule would apply to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

	Investors considering buying shares of the Fund on or just prior to a record date for a taxable-dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

	Capital Gains Distributions. As a general rule, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the Fund, and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

	Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) taxable dividends and distributions and (b) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's Federal income tax liability.

	The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

	The Fund was incorporated under the laws of the State of Maryland on July 16, 1986 under the name Shearson Lehman Precious Metals and Minerals Fund Inc. On November 17, 1989, March 31, 1992, July 30, 1993, October 14, 1994 and December 19, 1995, the Fund changed its name to SLH Precious Metals and Minerals Fund Inc., Shearson Lehman Brothers
Precious Metals and Minerals Fund Inc., Smith Barney Shearson Precious Metals and Minerals Fund Inc., Smith Barney Precious Metals and Minerals Fund Inc. and Smith Barney Natural Resources Fund Inc., respectively.

	Chase, located at 4 Chase MetroTech Center, Brooklyn, New York 11245, serves as the Fund's custodian. Under its agreement with the Fund, Chase holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, Chase receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act. Chase is authorized to establish separate accounts in foreign securities owned by the Fund to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories.

	First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

	The Fund's Annual Report for the fiscal year ended October 31, 1996 is incorporated herein by reference in its entirety.



APPENDIX

Description of Standard & Poor's Corporation ("S&P") and Moody's
Investors Service, Inc. ("Moody's") ratings:

S&P Ratings for Municipal Bonds

S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

AAA

Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA

High Grade -- The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A

Good Grade -- Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

BBB

Medium Grade -- Of the investment grade ratings, this is the lowest.

General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between "A" and "BBB" ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

BB, B, CCC and CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C

The rating C is reserved for income bonds on which no interest is being paid.

D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

S&P Ratings for Municipal Notes

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Moody's Ratings for Municipal Bonds

Aaa

Bonds that are Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

Bonds that are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Caa

Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca

Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short comings.


C

Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Ratings for Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with ample margins of protection although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be tight and market access for refinancing, in particular, is likely to be less well established.

Description of S&P A-1+ and A-1 Commercial Paper Rating

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of AA- or higher), or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

Description of Moody's Prime-1 Commercial Paper Rating

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.





                           PART C

                      OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

(a)  Financial Statements

          Included in Part A:

               Financial Highlights

          Included in Part B:

               The Registrant's Annual Report for the fiscal year ended October 31, 1996 and the Report of Independent Accountants dated December 19, 1996 are incorporated by reference to the Rule 30(b)2-1 filed on January 21, 1997 as
Accession # 91155-97-0000027.

          Included in Part C:

    Consent of Independent Accountants is filed herein.

(b)  Exhibits

     All references are to the Registrant's registration statement on Form
     N-1A (the "Registration Statement") as filed with the Securities and
     Exchange Commission on July 18, 1986.  File Nos. 33-
7339 and 811-4757.

(1)(a) Registrant's Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement
     filed on October 27,1993 ("Post-Effective Amendment No.
12").

    (b)   Articles of Amendment dated October 30, 1986 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (c)   Articles of Amendment dated November 17, 1989 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (d)   Articles Supplementary dated November 5, 1992 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (e)   Articles of Amendment dated November 19, 1992 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

     (f)  Articles of Amendment dated July 30, 1993 to
Articles of
     Incorporation are incorporated by reference to Post-
Effective Amendment No.
     12.

    (g)   Articles of Amendment dated October 14, 1994 and
November 7, 1994,
     respectively and Articles Supplementary dated November
7, 1994 are
     incorporated by reference to Post-Effective Amendment
No. 15 to the Registration Statement filed on December 29, 1994
("Post-
     Effective Amendment No. 15").


    (h) Articles of Amendment dated December 18, 1995 to the Articles of Incorporation are incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement filed on January 23, 1996
("Post-Effective Amendment No. 20").


(2)(a) Registrant's By-Laws are incorporated by reference to the
     Registration Statement.

    (b) Amendment to Registrant's By-Laws is incorporated by reference to Post-Effective Amendment No. 4 to the Registration
Statement filed on
     January 3, 1989 ("Post-Effective Amendment No. 4").

(3)  Not Applicable.

(4)  Not Applicable.

(5) Form of Management Agreement between the Registrant and Smith Barney
     Mutual Funds Management Inc. is incorporated by reference to Post-Effective
     Amendment No. 19 to the Registration Statement filed on
December 18, 1995
     ("Post-Effective Amendment No. 19").

(6)  Distribution Agreement between the Registrant and Smith
Barney
     Shearson Inc. is incorporated by reference to Post-
Effective Amendment No.
     12.

(7)  Not Applicable.

(8)  Form of Custodian Agreement between the Registrant and
Chase Manhattan Bank N.A. is filed herein.


(9) Transfer Agency Agreement dated August 2, 1993 between the Registrant and The Shareholder Services Group, Inc. is incorporated by reference to
     Post-Effective Amendment No. 14 to the Registration Statement filed on December 30, 1993.

(10) Not Applicable.

(11) Consent of Independent Accountants is filed herein.

(12) Not Applicable.

(13) Not Applicable.

(14) Not Applicable.

(15) Amended Service and Distribution Plan pursuant to Rule
12b-1 between
     the Registrant and Smith Barney Inc. is incorporated by reference to
     Post-Effective Amendment No. 15.

(16) Performance Data is incorporated by reference to Post-
Effective
     Amendment No. 4.

(17) Not applicable.


(18) Form of Rule 18f-3(d) Multiple Class Plan of the
Registrant is incorporated by reference to Post-Effective Amendment No.
20.


Item 25.  Persons Controlled by or Under Common Control with
Registrant

       None.

Item 26.  Number of Holders of Securities


          (1)                                    (2)
       Title of Class 	Number of Record Holders by Class
as of January 31, 1997

     Common Stock                  Class A- 7632
     par value $.001 per           Class B-  8600
     share                                 Class C-    787


Item 27.  Indemnification

     The response to this item is incorporated by reference to Post-
     Effective Amendment No. 1 to the Registration Statement filed on May 28, 1987.

Item 28(a).  Business and Other Connections of Investment
Adviser

Investment Adviser - - Smith Barney Mutual  Funds Management
Inc.

Smith Barney Mutual Funds Management Inc.
("SBMFM") was incorporated in December 1968 under the laws of the State of Delaware.
SBMFM is a wholly owned subsidiary of Smith
Barney Holdings Inc. (formerly known as Smith
Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers
Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). SBMFM is
registered as an investment adviser under the Investment Advisers Act of 1940 (the
"Advisers Act") and has, through its
predecessors, been in the investment
counseling business since 1934.

The list required by this Item 28 of the officer and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by SBMFM pursuant to the Advisers Act (SEC File No.
801-8314).




Item 29.  Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith
Barney Managed Municipals Fund Inc., Smith Barney
California Municipals Fund Inc., Smith Barney
Massachusetts Municipals Fund, Smith Barney Aggressive
Growth Fund Inc.,
Smith Barney Appreciation Fund Inc., Smith Barney Principal
Return Fund,
Smith Barney Managed Governments Fund Inc., Smith Barney
Income Funds,
Smith Barney Equity Funds, Smith Barney Investment Funds
Inc.,
Smith Barney Natural Resources Fund Inc., Smith Barney
Telecommunications
Trust, Smith Barney Arizona Municipals Fund Inc., Smith
Barney New Jersey
Municipals Fund Inc., Smith Barney Fundamental Value Fund
Inc., Smith Barney
Series Fund, Consulting Group Capital Markets Funds, Smith
Barney Investment
Trust, Smith Barney Adjustable Rate Government Income Fund,
Smith Barney
Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money
Funds, Inc., Smith Barney Municipal Money Market Fund, Inc.,
Smith Barney Variable
Account Funds, Smith Barney U.S. Dollar Reserve Fund
(Cayman), Worldwide
Special Fund, N.V., Worldwide Securities Limited, (Bermuda),
Smith Barney
Institutional Cash Management Fund, Inc. and various series of unit investment trusts.
Smith Barney is a wholly owned subsidiary of Smith Barney
Holdings
Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File
No. 812-8510).



Item 30.  Location of Accounts and Records

          (1)  Smith Barney Natural Resources Fund
	   Inc.
               388 Greenwich Street
               New York, New York  10013

          (2)   Smith Barney Mutual Funds Management
	    Inc.
               388 Greenwich Street
               New York, New York 10013

          (3)     Chase Manhattan Bank, N.A.
                       4 Chase MetroTech Center
                       Brooklyn, New York 11245

          (4)  First Data Investor Services Group, Inc.
               One Exchange Place
               Boston, Massachusetts  02109


Item 31.  Management Services

              Not Applicable.

Item 32.  Undertakings

              None.

                         SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Smith Barney Natural Resources Fund Inc.,
has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New
York on the     20th day of February, 1997.

Smith Barney
Natural Resources Fund Inc.

/s/ Heath B. McLendon
     Heath B. McLendon
     Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration
Statement has been signed below by the following persons in the capacities and as of the dates indicated.


/s/ Heath B. McLendon         Director and Chairman of the
			    Board      2/20/97
Heath B. McLendon        	    (Chief Executive Officer)

/s/ Lewis E. Daidone             Senior Vice President and
			    Treasurer
Lewis E. Daidone                 (Chief Financial and Accounting
                                             Officer)
   2/20/97

/s/ Alfred Bianchetti
Alfred Bianchetti                   Director
		                     2/20/97

/s/ Martin Brody
Martin Brody                         Director
		                     2/20/97

/s/ Dwight B. Crane
Dwight B. Crane                   Director
			       2/20/97

/s/Burt N. Dorsett
Burt N. Dorsett                      Director
			       2/20/97

/s/ Elliot S. Jaffe
Elliot S. Jaffe                         Director
			       2/20/97

/s/ Stephen E. Kaufman
Stephen E. Kaufman              Director
			        2/20/97

/s/ Joseph J. McCann
Joseph J. McCann                  Director
			        2/20/97

/s/ Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.             Director
			         2/20/97












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